Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income	$ 3,157	$ 3,654	$ 2,468
Share of equity accounted earnings, net of distributions	(1,499)	(429)	(592)
Fair value (gains), net	(596)	(2,466)	(1,254)
Deferred income tax expense (benefit)	32	(218)	20
Depreciation and amortization	341	308	275
Working capital and other	(811)	508	(278)
Cash flows from (used in) operating activities	624	1,357	639
Financing activities
Debt obligations, issuance	23,797	29,804	17,154
Debt obligations, repayments	(21,127)	(19,936)	(14,124)
Capital securities, issued	0	0	249
Capital securities, redeemed	(420)	(905)	(297)
Proceeds from issue of preference shares	420	0	0
Non-controlling interests, issued	1,432	3,180	2,391
Non-controlling interests, purchased	(15)	0	(480)
Repayment of lease liabilities	(17)	0	0
Limited partnership units, issued	13	501	0
Preferred Dividends	15	0	0
Cash flows from (used in) financing activities	(892)	8,873	1,248
Acquisitions
Investment properties	(4,549)	(2,293)	(1,944)
Property, plant and equipment	(372)	(478)	(250)
Equity accounted investments	(684)	(622)	(1,060)
Financial assets and other	(2,120)	(1,982)	(501)
Acquisition of subsidiaries	0	(12,035)	(3,897)
Dispositions
Investment properties	4,200	5,619	3,823
Property, plant and equipment	17	522	0
Equity accounted investments	1,109	1,140	1,006
Financial assets and other	1,775	1,952	71
Disposition of subsidiaries	43	(21)	(89)
Cash impact of deconsolidation	(1,132)	(100)	905
Restricted cash and deposits	102	(108)	50
Cash flows from (used in) investing activities	(1,611)	(8,406)	(1,886)
Cash and cash equivalents
Net change in cash and cash equivalents during the year	(1,879)	1,824	1
Effect of exchange rate fluctuations on cash and cash equivalents held in foreign currencies	29	(27)	34
Balance, beginning of year	3,288	1,491	1,456
Balance, end of year	1,438	3,288	1,491
Cash paid for:
Income taxes	253	236	82
Interest (excluding dividends on capital securities)	2,476	2,253	1,567
Limited partners
Operating activities
Net income	884	764	136
Financing activities
Repurchased units	(452)	(81)	(136)
Distributions	(573)	(410)	(301)
Preferred Dividends	15
Class A shares of Brookfield Property REIT Inc.
Financing activities
Repurchased units	(102)	0	0
Distributions	(108)	(89)	0
Interests of others in operating subsidiaries and properties
Financing activities
Distributions	(3,140)	(2,631)	(2,679)
Preferred distributions
Financing activities
Distributions	(15)	0	0
Redeemable/ exchangeable and special limited partnership units
Financing activities
Distributions	(580)	(551)	(516)
Limited partnership units of Brookfield Office Properties Exchange LP
Financing activities
Distributions	(4)	(9)	(13)
FV LTIP units of the Operating Partnership
Financing activities
Distributions	$ (1)	$ 0	$ 0